Fair Value Measurements - Narrative (Details)		3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 04, 2024 trading_day shares	Sep. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 trading_day	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) trading_day $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) trading_day $ / shares shares	Dec. 31, 2023 USD ($)	Aug. 26, 2025 shares	Feb. 26, 2025 $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Monthly payment discount, triggered principal amount | $		$ 1,500,000					$ 1,500,000		$ 1,500,000
Monthly payment discount, triggered percentage		50.00%					50.00%		50.00%
Variable price conversion right, conversion price percentage		95.00%					95.00%		95.00%
Debt instrument, convertible, threshold consecutive trading days | trading_day			5				5
Debt instrument, convertible, threshold trading days | trading_day	5						3		3
Change in fair value of earnout liability | $		$ 2,230,000		$ (50,000)	$ (2,610,000)	$ (2,920,000)	$ 2,070,000	$ (2,970,000)	$ (3,230,000)	$ 0
Derivative Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Extinguishment upon termination agreement | $		$ 0					$ 202,000
Yorkville
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	333,334
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, outstanding (in shares)		889,364					889,364		889,364
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares		$ 0.119					$ 0.119		$ 0.025
Lynrock Lake Warrant | Lynrock Lake Term Loan
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares												$ 1.20
Shares issued (in shares)												20,333,623
Yorkville Warrant | Yorkville
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares												$ 1.20
Shares issued (in shares)												5,000,071
Yorkville Warrant | Lynrock Lake Term Loan | Yorkville
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares												$ 1.20
Shares issued (in shares)											5,000,000.0	5,000,071